Income taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of Income Tax Provision

The components of our income tax provision are as follows:

(In thousands)	2013	2012	2011

Current provision:
Federal	$874	$812	$182
State(1).	2,543	1,940	2,187
Foreign	205	497	—

Total current	3,622	3,249	2,369

Deferred provision:
Federal	(34)	(43)	(7)
State	77	77	74

Total deferred	43	34	67

Total provision for income taxes	$3,665	$3,283	$2,436

(1)	The State current provision contains approximately $67,000, $148,000 and $140,000 included in gain (loss) on discontinued operations for the years ended December 31, 2013, 2012 and 2011.

Significant Components of Deferred Tax Assets and Liabilities

Significant components of our combined deferred tax assets and liabilities are as follows:

(In thousands)	2013	2012

Current deferred tax assets (liabilities):
Accrued liabilities	$13,460	$14,623
Bad debt allowance	1,180	987

Total current deferred tax assets	14,460	15,610
Less valuation allowance	(14,460)	(15,610)

Net current deferred tax assets	$—	$—

Long-term deferred tax assets (liabilities):
Net operating loss carry forwards	$115,526	$207,387
Texas margin tax credit	2,990	3,070
Alternative minimum tax credit carry forward, net	6,733	5,621
Partnership investment	(12)	(51)
Other	18	20
Installment sale	(396)	(396)

Total long-term deferred tax assets	124,859	215,651
Less valuation allowance	(122,259)	(213,008)

Net long-term deferred tax assets (liabilities)	$2,600	$2,643

Reconciliation of Statutory Federal Income Tax Rate to Effective Tax Rate

The following is a reconciliation of the statutory federal income tax rate to the effective tax rate reported in the combined financial statements:

(In thousands)	2013	2012	2011

Statutory U.S federal income tax provision	35.0%	35.0%	35.0%
Income not subject to tax at the Predecessor Entities level	(33.9)	(34.5)	(34.8)
State income taxes	29.6	9.2	3.5
Foreign income taxes	2.4	2.5	—
Increase in AMT valuation allowances	7.1	2.8	—
Other, net	1.6	0.5	0.1

Effective income tax rate	41.8%	15.5%	3.8%